WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2024
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2024:

Balance at January 1, 2024	$-
Issuance of January 2024 Registered Direct Offerings Warrants	1,027
Revaluation at March 31, 2024	(756)
Effect of changes in foreign exchange rates	(23)
Balance at March 31, 2024	$248

Revaluation at June 30, 2024	(138)
Effect of changes in foreign exchange rates	(2)
Balance at June 30, 2024	$108

December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2024:

Balance at December 31, 2023	$520

Revaluation at March 31, 2024	(397)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$110

Revaluation at June 30, 2024	(64)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$45

June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2024:

Balance at December 31, 2023	$1,157

Revaluation at March 31, 2024	(972)
Effect of changes in foreign exchange rates	(28)

Balance at March 31, 2024	$157

Revaluation at June 30, 2024	(112)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$44

March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2024:

Balance at December 31, 2023	$562

Revaluation at March 31, 2024	(470)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(58)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$19

November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2024:

Balance at December 31, 2023	$836

Revaluation at March 31, 2024	(736)
Effect of changes in foreign exchange rates	(21)
Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(69)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$9